Commitments, Guarantees and Contingencies - Consolidating Summary Financial Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Outstanding preferred shares subject to the guarantee (in shares)	0
Revenue	$ 39,679,000,000	$ 26,997,000,000
Shareholders’ net income (loss)	2,713,000,000	2,616,000,000
Invested assets	161,619,000,000	151,726,000,000
Total other general fund assets	18,610,000,000	17,039,000,000
Investments for account of segregated fund holders	116,973,000,000	103,062,000,000
Insurance contract liabilities	131,184,000,000	121,923,000,000
Investment contract liabilities	3,116,000,000	3,164,000,000
Total other general fund liabilities	21,421,000,000	19,108,000,000
Sun Life Assurance Subordinated Debt Issued May 15, 1998
Disclosure of operating segments [line items]
Principal amount	$ 150,000,000
Interest rate	6.30%
Consolidation Adjustments
Disclosure of operating segments [line items]
Revenue	$ (1,743,000,000)	(436,000,000)
Shareholders’ net income (loss)	(2,631,000,000)	(2,418,000,000)
Invested assets	(23,084,000,000)	(22,560,000,000)
Total other general fund assets	(21,480,000,000)	(19,396,000,000)
Investments for account of segregated fund holders	0	0
Insurance contract liabilities	(9,888,000,000)	(8,677,000,000)
Investment contract liabilities	0	0
Total other general fund liabilities	(14,788,000,000)	(13,301,000,000)
Parent Company | Reportable Legal Entities
Disclosure of operating segments [line items]
Revenue	213,000,000	361,000,000
Shareholders’ net income (loss)	2,713,000,000	2,616,000,000
Invested assets	23,639,000,000	24,255,000,000
Total other general fund assets	4,135,000,000	4,088,000,000
Investments for account of segregated fund holders	0	0
Insurance contract liabilities	0	0
Investment contract liabilities	0	0
Total other general fund liabilities	4,376,000,000	4,636,000,000
Subsidiary Issuer | Reportable Legal Entities | Sun Life Assurance (consolidated)
Disclosure of operating segments [line items]
Revenue	33,693,000,000	22,619,000,000
Shareholders’ net income (loss)	1,750,000,000	2,036,000,000
Invested assets	152,512,000,000	143,040,000,000
Total other general fund assets	24,000,000,000	21,958,000,000
Investments for account of segregated fund holders	116,918,000,000	103,014,000,000
Insurance contract liabilities	131,428,000,000	122,066,000,000
Investment contract liabilities	3,116,000,000	3,164,000,000
Total other general fund liabilities	23,780,000,000	21,801,000,000
Subsidiary Issuer | Reportable Legal Entities | Other Subsidiaries [Member]
Disclosure of operating segments [line items]
Revenue	7,516,000,000	4,453,000,000
Shareholders’ net income (loss)	881,000,000	382,000,000
Invested assets	8,552,000,000	6,991,000,000
Total other general fund assets	11,955,000,000	10,389,000,000
Investments for account of segregated fund holders	55,000,000	48,000,000
Insurance contract liabilities	9,644,000,000	8,534,000,000
Investment contract liabilities	0	0
Total other general fund liabilities	$ 8,053,000,000	$ 5,972,000,000